Provision in Lieu of Income Taxes (Schedule of Income Tax Reconciliation) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Provision in Lieu of Income Taxes [Abstract]
Income before provision in lieu of income taxes	$ 460	$ 396	$ 993	$ 971	$ 1,174	$ 1,041	$ 1,096
Provision in lieu of income taxes at the U.S. federal statutory rate of 21%					247	219	230
Amortization of investment tax credits - net of deferred tax effect						(1)	(1)
Amortization of excess deferred taxes					(51)	(51)	(52)
Texas margin tax, net of federal tax benefit					24	22	22
Nontaxable gains on benefit plan investments					(7)	(3)
Other					(7)	(9)	(8)
Total provision in lieu of income taxes	$ 80	$ 72	$ 173	$ 171	$ 206	$ 177	$ 191
Effective rate					17.50%	17.00%	17.40%